Equity (Details) - Schedule of regulatory capital financial instruments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of regulatory capital financial instruments [Abstract]
Balances as of January 01,	$ 598,136
New issuances		564,356
Interest rate and fx exchange	(7,889)	33,780
Balances as of December 31,	$ 590,247	$ 598,136